Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits
6.	Deposits

The following table summarizes the Company's deposits as of December 31:

(Dollar amounts in thousands)	2011		2010

Type of accounts	Amount	%	Amount	%
Noninterest-bearing deposits	$95,691	8.3%	$84,272	8.3%
NOW account deposits	208,975	18.1%	128,020	12.6%
Money Market deposits	34,484	3.0%	32,759	3.2%
Passbook account deposits	153,644	13.3%	136,730	13.6%
Time deposits	663,616	57.3%	630,864	62.3%

	$1,156,410	100.0%	$1,012,645	100.0%

Time deposits mature as follows:

Within one year	$387,857	58.5%	$410,474	65.1%
After one year through two years	118,470	17.9%	96,689	15.3%
After two years through three years	81,282	12.2%	62,428	9.9%
After three years through four years	33,395	5.0%	28,949	4.6%
After four years through five years	37,235	5.6%	28,384	4.5%
Thereafter	5,377	0.8%	3,940	0.6%

	$663,616	100.0%	$630,864	100.0%

The Company had a total of $246.6 million and $198.6 million in time deposits of $100,000 or more at December 31, 2011 and 2010, respectively.

Interest expense by type of deposit account for the year ended December 31 is as follows:

(Dollar amounts in thousands)	2011	2010	2009

NOW account deposits	$556	$454	$296

Money Market deposits	103	127	122

Passbook account deposits	372	400	343

Time deposits	10,923	13,289	17,035

	$11,954	$14,270	$17,796